Average Annual Total Returns{- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund K PRO-08 - Fidelity® Value Discovery Fund	Fidelity Value Discovery Fund-Class K Return Before Taxes Past 1 year	Fidelity Value Discovery Fund-Class K Return Before Taxes Past 5 years	Fidelity Value Discovery Fund-Class K Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	25.01%	11.69%	13.35%	25.37%	11.00%	12.89%